Investments - Summary of Investments in Real Estate (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about investment property [abstract]
Beginning balance	€ 502	€ 3,206
Additions	42	41
Subsequent expenditure capitalized	2	12
Disposals	(18)	(83)
Fair value gains / (losses)	(50)	(112)
Transfers to disposal groups		(2,545)
Transfers to other headings		7
Net exchange differences	9	(24)
Ending balance	€ 488	€ 502